Finance Leased Assets and Finance Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2014
Finance Leased Assets and Finance Lease Obligations [Abstract]:
Prepaid lease rentals [Table Text Block]

June 30, 2014
Initial recognition of prepaid lease rentals	49,817
Less: Amortization of prepaid lease rentals	(1,512)
Prepaid lease rentals	48,305
Less: current portion	(4,982)
Non-current portion	43,323

Finance lease obligations [Table Text Block]
Year ending December 31,	Amount
2014	15,419
2015	30,699
2016	30,783
2017	30,698
2018	30,698
2019 and thereafter	238,252
Total	376,549
Less: Amount of interest	(122,982)
Total lease payments	253,567

Finance lease obligations current and non-current [Table Text Block]
Finance lease obligation - current	13,039
Finance lease obligation - non current	240,528
253,567